Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended				3 Months Ended	7 Months Ended
	Jan. 28, 2021	Sep. 21, 2020	Aug. 07, 2020	Aug. 04, 2020	Jun. 04, 2020	Sep. 21, 2021	Nov. 30, 2020	Aug. 04, 2020	Jun. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions (Textual)
Outstanding principal amount										$ 10,287,000	$ 71,121,000		$ 36,871,000
Series C Convertible Preferred Stock
Related Party Transactions (Textual)
Convertible preferred stock, share issued	38,323,292
Class B Common Stock
Related Party Transactions (Textual)
Common stock, par value (in Dollars per share)										$ 0.000001	$ 0.000001		$ 0.000001
Common stock, shares outstanding (in Shares)										70,100,000	71,100,000		71,100,000
Holicity Inc.
Related Party Transactions (Textual)
Cost of founders shares					$ 25,000
Related party transaction, description								1.1-for-1 common stock split (the "Stock Split") resulting in 7,906,250 shares outstanding held as follows 33,000 shares by each of Wayne Perry, Dennis Weibling and Cathleen A. Massey, its independent directors, 165,000 shares held by Craig O. McCaw, 110,000 shares held by Randy Russell, 88,000 shares held by R. Gerard Salemme, 44,000 shares held by Steve Ednie, 262,900 shares held by other directors, officers, employees and consultants of Pendrell, and 7,137,350 shares held by the sponsor.
Common stock, shares outstanding (in Shares)				7,906,250				7,906,250
Sponsor forfeited						$ 406,250
Business combination capital stock exchange other transaction, description			(i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their common stock for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.	1.1-for-1 common stock split (the "Stock Split") resulting in 7,906,250 shares outstanding held as follows 33,000 shares by each of Wayne Perry, Dennis Weibling and Cathleen A. Massey, its independent directors, 165,000 shares held by Craig O. McCaw, 110,000 shares held by Randy Russell, 88,000 shares held by R. Gerard Salemme, 44,000 shares held by Steve Ednie, 262,900 shares held by other directors, officers, employees and consultants of Pendrell, and 7,137,350 shares held by the sponsor.							(i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar.transaction that results in all of the Company's stockholders having the right to exchange their common stock for cash, securities or other property. Notwithstanding the foregoing, the Founder Shares will be released from the lock-up if (1) the closing price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property.
Cover expenses					300,000
Payment offering expense					$ 1,000,000
Working Capital Loans											$ 1,500,000
Price per warrant (in Dollars per share)											$ 1.5
Administrative service fees per month								$ 10,000
Services and fees										$ 30,000	$ 48,710
Sponsor forfeited share (in Shares)		406,250
Holicity Inc. | Class B Common Stock
Related Party Transactions (Textual)
Common stock exchange for issuance shares (in Shares)					7,187,500
Common stock, par value (in Dollars per share)					$ 0.0001					$ 0.0001	$ 0.0001
Common stock, shares outstanding (in Shares)										7,500,000	7,500,000
Holicity Inc. | Over Allotments [Member]
Related Party Transactions (Textual)
Underwriters issued and outstanding shares percentage		20.00%				20.00%
CEO | Planet Labs [Member]
Related Party Transactions (Textual)
Deferred liability											$ 100,000		$ 100,000
Deposit										$ 100,000		$ 100,000
ANPC Holdings LLC [Member]
Related Party Transactions (Textual)
Gross proceeds from issuance of promissory convertible notes									$ 10,000,000
ANPC Holdings LLC [Member] | Series C Convertible Preferred Stock
Related Party Transactions (Textual)
Convertible preferred stock, share issued	7,819,887
Shares issued per share price	$ 1.33
Outstanding principal amount	$ 10,400,000
Accrued interest	$ 600,000
Sherpa Venture Fund [Member]
Related Party Transactions (Textual)
Gross proceeds from issuance of promissory convertible notes							$ 200,000		$ 600,000
Sherpa Venture Fund [Member] | Series C Convertible Preferred Stock
Related Party Transactions (Textual)
Convertible preferred stock, share issued	469,193									115,771
Shares issued per share price	$ 1.33									$ 1.71
Outstanding principal amount	$ 10,400,000									$ 500,000
Accrued interest	$ 600,000									$ 200,000
Eagle Creek Capital LLC [Member]
Related Party Transactions (Textual)
Gross proceeds from issuance of promissory convertible notes							$ 500,000
Eagle Creek Capital LLC [Member] | Series C Convertible Preferred Stock
Related Party Transactions (Textual)
Convertible preferred stock, share issued										264,928
Shares issued per share price										$ 1.71
Outstanding principal amount										$ 500,000
Accrued interest										$ 200,000